Other Receivables and Other Payables	12 Months Ended
Dec. 31, 2024
Other Receivables and Other Payables [Abstract]
OTHER RECEIVABLES AND OTHER PAYABLES
11	OTHER RECEIVABLES AND OTHER PAYABLES

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Prepayments, deposits & other receivables
Rental deposit	6,312	6,312	1,412
Utility deposit	5,700	5,700	1,275
Other deposits	1,820	1,820	407
Other receivables	4,500,000	2,089,986	467,517
Prepaid rental of server rooms	1,098,600	—	—
Deferred offering costs	463,642	763,342	170,755
	6,076,074	2,867,160	641,366

Other receivables consist of collaboration of Smart home project which was terminated in December 2023 and outstanding balances fully recovered in February 2024. For the year ended December 31, 2024, other receivables comprise of advance payments made to the supplier for software development services and source code as well as IPO consultation services. Both services were fully rendered and recognized in the profit or loss by 31 March 2025.

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Accrued liabilities & other payables
Employee benefits payable	691,241	405,792	90,773
Lease payable	1,600	8,757	1,959
Accrued operating expenses	—	749,764	167,718
Utilities fee payable	—	8,424	1,884
	692,841	1,172,737	262,334